Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EOL and MR contract maintenance rights expense		$ 355,845	$ 381,637	$ 348,366
EOL contract maintenance rights write-off due to cash receipt		106,433	96,503	118,438
MR contract maintenance rights write-off due to maintenance liability release		77,494	173,971	161,839
Maintenance rights write-off	[1]	539,772	652,111	628,643
Accrued maintenance liability settled by buyers upon sale of disposal of assets		275,360	341,161
Non-Cash Investing And Financing Activities [Member]
Flight equipment reclassified to net investment in finance and sales-type leases		332,200	442,200	152,200
Accrued maintenance liability settled by buyers upon sale of disposal of assets		275,400	341,200	49,100
Net investment in finance and sales-type leases reclassified to flight equipment held for operating leases			18,400
Non-Cash Investing And Financing Activities [Member] | Other Assets [Member]
Flight equipment reclassified to other assets		$ 20,600	$ 87,800	$ 49,600

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$355,845 $381,637 $348,366EOL contract maintenance rights write-off due to cash receipt106,433 96,503 118,438MR contract maintenance rights write-off due to maintenance liability release77,494 173,971 161,839Maintenance rights write-off$539,772 $652,111 $628,643